UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL LIQUID RESERVES

FORM N-Q

MAY 31, 2013

Notes to Schedule of Investments (unaudited)

Investments in Liquid Reserves Portfolio, at value $5,166,850,765.

1. Organization and significant accounting policies

Western Asset Institutional Liquid Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (8.3% at May 31, 2013) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

(b) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.0%
Bank Notes - 0.1%
UBS AG Stamford CT	2.250%	8/12/13	$41,172,000	$41,318,075

Certificates of Deposit - 30.3%
Bank of Montreal Chicago	0.260%	7/5/13	246,400,000	246,400,000
Bank of Montreal Chicago	0.180%	8/28/13	223,000,000	223,000,000
Bank of Montreal Chicago	0.240%	10/10/13	496,000,000	496,000,000
Bank of Montreal Chicago	0.369%	10/11/13	145,000,000	145,023,824	(a)
Bank of Montreal Chicago	0.240%	10/24/13	362,000,000	362,000,000
Bank of Nova Scotia	0.230%	8/12/13	350,000,000	350,000,000
Bank of Nova Scotia	0.240%	10/10/13	240,000,000	240,000,000
Bank of Nova Scotia	0.477%	10/18/13	70,000,000	70,045,070	(a)
Bank of Tokyo-Mitsubishi UFJ NY	0.120%	6/6/13	465,000,000	465,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.120%	6/7/13	335,000,000	335,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.300%	7/8/13	500,000,000	500,000,000
BNP Paribas NY Branch	0.420%	9/6/13	200,000,000	200,000,000
BNP Paribas NY Branch	0.300%	9/13/13	700,000,000	700,000,000
Branch Banking & Trust Co.	0.200%	7/25/13	300,000,000	300,000,000
Branch Banking & Trust Co.	0.200%	8/1/13	290,000,000	290,000,000
Canadian Imperial Bank	0.323%	8/29/13	100,000,000	100,000,000	(a)
Canadian Imperial Bank	0.296%	10/23/13	100,000,000	100,000,000	(a)
Chase Bank USA N.A.	0.180%	6/7/13	25,000,000	25,000,000
Credit Suisse NY	0.776%	7/25/13	259,000,000	259,131,486	(a)
Credit Suisse NY	0.270%	9/9/13	290,000,000	290,000,000
Deutsche Bank AG NY	0.365%	10/15/13	225,000,000	225,000,000
DnB NOR Bank ASA	0.235%	11/8/13	399,250,000	399,250,000
DnB NOR Bank ASA	0.235%	11/14/13	100,000,000	99,997,725
JPMorgan Chase Bank N.A.	0.280%	11/26/13	600,000,000	600,000,000
Mitsubishi UFJ Trust & Banking NY	0.270%	10/18/13	195,000,000	195,000,000
Mizuho Corp. Bank Ltd.	0.350%	7/2/13	469,000,000	469,000,000
Mizuho Corp. Bank Ltd.	0.300%	7/29/13	200,000,000	200,000,000
Mizuho Corp. Bank Ltd.	0.280%	10/1/13	254,000,000	254,000,000
Mizuho Corp. Bank Ltd.	0.250%	10/23/13	181,000,000	181,001,576
Mizuho Corp. Bank Ltd.	0.270%	11/6/13	200,000,000	200,000,000
Mizuho Corp. Bank Ltd.	0.260%	11/22/13	100,000,000	100,000,000
National Bank of Canada	0.331%	9/11/13	400,000,000	400,000,000	(a)
National Bank of Canada	0.330%	10/7/13	170,000,000	170,000,000	(a)
Nordea Bank Finland PLC	0.290%	6/3/13	75,000,000	75,000,000
Nordea Bank Finland PLC	0.300%	6/17/13	122,500,000	122,500,000
Nordea Bank Finland PLC	0.260%	9/13/13	165,000,000	165,000,000
Nordea Bank Finland PLC	0.220%	11/29/13	100,000,000	99,995,034
Oversea-Chinese Banking Corp. Ltd.	0.250%	6/4/13	100,000,000	100,000,000
Oversea-Chinese Banking Corp. Ltd.	0.200%	7/11/13	125,000,000	124,999,998
Oversea-Chinese Banking Corp. Ltd.	0.270%	8/1/13	100,000,000	100,000,000
Oversea-Chinese Banking Corp. Ltd.	0.240%	9/6/13	100,000,000	100,000,000
Rabobank Nederland NY	0.390%	6/18/13	730,000,000	730,000,000	(a)
Royal Bank of Canada	0.480%	6/4/13	350,000,000	350,000,000	(a)
Royal Bank of Canada	0.480%	6/7/13	150,000,000	150,000,000	(a)
Royal Bank of Canada	0.328%	7/11/13	45,000,000	45,000,000	(a)
Royal Bank of Canada	0.326%	7/30/13	100,000,000	100,000,000	(a)
Royal Bank of Canada	0.310%	1/27/14	125,000,000	125,000,000	(a)
Royal Bank of Canada	0.310%	1/30/14	199,000,000	199,000,000	(a)
Royal Bank of Canada	0.310%	2/3/14	278,000,000	278,000,000	(a)
Royal Bank of Canada	0.300%	2/19/14	100,000,000	100,000,000	(a)
Skandinaviska Enskilda Banken AB	0.970%	7/23/13	55,000,000	55,047,143
Standard Chartered Bank NY	0.320%	7/8/13	40,000,000	40,000,774

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Certificates of Deposit - continued
Standard Chartered Bank NY	0.330%	7/10/13	$250,000,000	$250,000,000
Standard Chartered Bank NY	0.320%	7/19/13	335,000,000	335,004,274
Standard Chartered Bank NY	0.320%	7/26/13	335,000,000	335,004,924
Standard Chartered Bank NY	0.330%	8/26/13	300,000,000	300,006,987
Standard Chartered Bank NY	0.320%	9/16/13	75,000,000	75,002,166
Sumitomo Mitsui Banking Corp.	0.320%	7/8/13	250,000,000	250,000,000
Sumitomo Mitsui Banking Corp.	0.300%	8/8/13	225,000,000	225,000,000
Sumitomo Mitsui Banking Corp.	0.230%	8/22/13	297,500,000	297,500,000
Sumitomo Mitsui Banking Corp.	0.270%	9/9/13	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp.	0.260%	10/15/13	150,000,000	150,000,000
Sumitomo Mitsui Banking Corp.	0.260%	10/17/13	150,000,000	150,000,000
Sumitomo Mitsui Banking Corp.	0.260%	10/22/13	297,000,000	297,000,000
Svenska Handelsbanken AB	0.240%	6/17/13	100,000,000	100,000,000
Svenska Handelsbanken AB	0.270%	8/12/13	200,000,000	200,001,942
Svenska Handelsbanken NY	0.310%	6/5/13	180,000,000	180,000,100
Toronto Dominion Bank NY	0.260%	6/12/13	150,000,000	150,000,000
Toronto Dominion Bank NY	0.276%	7/26/13	260,000,000	260,000,000	(a)
Toronto Dominion Bank NY	0.230%	8/7/13	215,000,000	215,000,000
Toronto Dominion Bank NY	0.230%	9/13/13	300,000,000	300,000,000
Toronto Dominion Bank NY	0.280%	9/13/13	210,000,000	210,000,000	(a)
Toronto Dominion Bank NY	0.276%	10/21/13	250,000,000	250,000,000	(a)
UBS AG Stamford Branch	0.240%	6/4/13	300,000,000	300,000,000
UBS AG Stamford Branch	0.330%	8/21/13	250,000,000	250,000,000
UBS AG Stamford Branch	0.300%	10/17/13	400,000,000	399,992,455
Wells Fargo Bank N.A.	0.210%	9/9/13	915,000,000	915,000,000
Wells Fargo Bank N.A.	0.200%	10/7/13	60,000,000	60,000,000

Total Certificates of Deposit				18,803,905,478

Certificates of Deposit (Euro) - 1.3%
National Australia Bank Ltd.	0.285%	6/14/13	350,000,000	350,000,534
Standard Chartered Bank	0.370%	9/23/13	145,000,000	145,004,503
Standard Chartered Bank	0.380%	9/25/13	321,000,000	321,010,145

Total Certificates of Deposit (Euro)				816,015,182

Commercial Paper - 42.3%
ANZ National International Ltd.	0.230%	10/17/13	100,000,000	99,913,111	(b)(c)
ANZ National International Ltd.	0.363%	12/6/13	125,000,000	125,000,000	(a)(c)
ASB Finance Ltd.	0.330%	6/12/13	25,000,000	25,001,181	(a)(c)
ASB Finance Ltd.	0.330%	6/18/13	50,000,000	50,003,958	(a)(c)
ASB Finance Ltd.	0.255%	7/1/13	100,000,000	99,980,167	(b)(c)
ASB Finance Ltd.	0.309%	7/10/13	100,000,000	100,000,000	(a)(c)
ASB Finance Ltd.	0.180%	7/30/13	22,000,000	21,993,730	(b)(c)
ASB Finance Ltd.	0.365%	11/12/13	160,000,000	159,992,879	(a)(c)
Australia & New Zealand Banking Group	0.250%	6/11/13	197,000,000	196,989,056	(b)(c)
Australia & New Zealand Banking Group	0.324%	11/20/13	191,000,000	191,000,000	(a)(c)
Automatic Data Processing Inc.	0.060 - 0.070%	6/5/13	1,120,000,000	1,119,995,871	(b)(c)
BNP Paribas Finance Inc.	0.100%	6/3/13	820,000,000	820,000,000	(b)
BNZ International Funding Ltd.	0.270%	6/7/13	100,000,000	99,997,000	(b)(c)
BNZ International Funding Ltd.	0.356%	10/23/13	100,000,000	100,000,000	(a)(c)
BNZ International Funding Ltd.	0.240%	11/14/13	100,000,000	99,890,666	(b)(c)
BPCE SA	0.280%	9/3/13	250,000,000	249,821,111	(b)(c)
BPCE SA	0.300%	9/5/13	250,000,000	249,804,167	(b)(c)
BPCE SA	0.300%	9/12/13	245,000,000	244,793,792	(b)(c)
Caisse Des Depots et Consignations	0.260%	8/14/13	500,000,000	499,739,999	(b)(c)
Commonwealth Bank of Australia	0.250%	7/22/13	50,000,000	49,982,986	(b)(c)
Commonwealth Bank of Australia	0.240%	8/20/13	65,000,000	64,966,200	(b)(c)
Commonwealth Bank of Australia	0.230%	10/24/13	50,000,000	49,954,319	(b)(c)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - continued
Commonwealth Bank of Australia	0.324%	11/14/13	$85,000,000	$85,000,000	(a)(c)
Commonwealth Bank of Australia	0.324%	11/15/13	150,000,000	150,000,000	(a)(c)
Commonwealth Bank of Australia	0.225%	11/20/13	125,000,000	124,867,187	(b)(c)
Commonwealth Bank of Australia	0.225%	11/21/13	50,000,000	49,946,562	(b)(c)
Commonwealth Bank of Australia	0.331%	12/2/13	200,000,000	199,979,608	(a)(c)
Credit Agricole North America Inc.	0.110%	6/3/13	247,450,000	247,450,000	(b)
Credit Suisse NY	0.300%	6/17/13	225,000,000	224,973,750	(b)
Credit Suisse NY	0.260%	7/30/13	565,000,000	564,767,408	(b)
Credit Suisse NY	0.280%	8/5/13	200,000,000	199,902,000	(b)
DBS Bank Ltd.	0.240%	7/15/13	200,000,000	199,944,000	(b)(c)
DBS Bank Ltd.	0.250%	7/18/13	150,000,000	149,953,125	(b)(c)
DBS Bank Ltd.	0.245%	8/2/13	100,000,000	99,959,167	(b)(c)
DBS Bank Ltd.	0.250%	8/22/13	100,000,000	99,944,444	(b)(c)
DBS Bank Ltd.	0.250%	8/23/13	75,000,000	74,957,813	(b)(c)
DBS Bank Ltd.	0.250%	8/26/13	150,000,000	149,912,500	(b)(c)
DBS Bank Ltd.	0.240%	11/4/13	65,000,000	64,933,267	(b)(c)
DBS Bank Ltd.	0.240%	11/8/13	100,000,000	99,894,666	(b)(c)
DBS Bank Ltd.	0.240%	11/12/13	95,000,000	94,897,400	(b)(c)
DBS Bank Ltd.	0.270%	11/15/13	100,000,000	99,876,250	(b)(c)
DBS Bank Ltd.	0.270%	11/19/13	150,000,000	149,809,875	(b)(c)
DBS Bank Ltd.	0.240%	11/29/13	195,000,000	194,767,299	(b)(c)
Deutsche Bank Financial LLC	0.431%	6/18/13	100,000,000	99,982,083	(b)
Deutsche Bank Financial LLC	0.381%	9/23/13	350,000,000	349,586,222	(b)
Deutsche Bank Financial LLC	0.336 - 0.361%	10/30/13	425,000,000	424,390,032	(b)
Deutsche Bank Financial LLC	0.341%	11/26/13	400,000,000	399,335,111	(b)
DnB NOR Bank ASA	0.300%	6/26/13	49,150,000	49,140,580	(b)(c)
DnB NOR Bank ASA	0.285%	7/8/13	66,400,000	66,381,602	(b)(c)
DnB NOR Bank ASA	0.270%	8/7/13	635,000,000	634,690,437	(b)(c)
DnB NOR Bank ASA	0.240%	11/15/13	100,000,000	99,890,000	(b)(c)
General Electric Capital Corp.	0.250%	8/15/13	270,000,000	269,863,125	(b)
General Electric Capital Corp.	0.240%	8/23/13	100,000,000	99,946,000	(b)
HSBC Americas Inc.	0.300%	8/9/13	75,000,000	74,958,125	(b)
HSBC Americas Inc.	0.295 - 0.300%	8/19/13	200,000,000	199,872,469	(b)
HSBC Bank PLC	0.373%	11/29/13	380,000,000	380,000,000	(a)(c)
HSBC Bank PLC	0.376%	11/29/13	100,000,000	100,000,000	(a)(c)
HSBC Bank PLC	0.366%	1/22/14	200,000,000	200,000,000	(a)(c)
HSBC Bank PLC	0.337%	3/3/14	200,000,000	200,000,000	(a)(c)
HSBC USA Inc.	0.290%	9/9/13	97,735,000	97,657,843	(b)
ING U.S. Funding LLC	0.250%	9/3/13	200,000,000	199,872,223	(b)
ING U.S. Funding LLC	0.250 - 0.401%	9/4/13	198,600,000	198,443,217	(b)
ING U.S. Funding LLC	0.250%	9/5/13	100,000,000	99,934,722	(b)
ING U.S. Funding LLC	0.240%	9/11/13	90,000,000	89,940,000	(b)
ING U.S. Funding LLC	0.240%	9/12/13	50,000,000	49,966,333	(b)
ING U.S. Funding LLC	0.235%	9/13/13	200,000,000	199,866,833	(b)
ING U.S. Funding LLC	0.401%	10/1/13	125,000,000	124,833,334	(b)
ING U.S. Funding LLC	0.280%	10/17/13	448,000,000	447,526,116	(b)
JPMorgan Chase & Co.	0.300%	7/25/13	325,000,000	324,859,166	(b)
JPMorgan Chase & Co.	0.298%	9/3/13	250,000,000	250,000,000	(a)
National Australia Funding	0.250%	7/15/13	368,000,000	367,892,667	(b)(c)
National Australia Funding Delaware Inc.	0.050%	6/3/13	500,000,000	500,000,000	(b)(c)
Natixis U.S. Finance Corp.	0.140%	6/3/13	505,000,000	505,000,000	(b)
Nestle Finance International Ltd.	0.200%	10/17/13	200,000,000	199,848,889	(b)
Nordea North America Inc.	0.270%	7/15/13	54,000,000	53,982,990	(b)
Nordea North America Inc.	0.270%	7/18/13	300,000,000	299,898,750	(b)
Nordea North America Inc.	0.260%	9/9/13	467,000,000	466,669,469	(b)
NRW Bank	0.120%	6/4/13	1,000,000,000	999,996,667	(b)(c)
NRW Bank	0.200%	7/25/13	200,000,000	199,942,222	(b)(c)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - continued
NRW Bank	0.195%	7/26/13	$300,000,000	$299,913,874	(b)(c)
Oversea-Chinese Banking Corp. Ltd.	0.150%	6/20/13	100,000,000	99,992,916	(b)
Oversea-Chinese Banking Corp. Ltd.	0.140%	6/28/13	100,000,000	99,990,278	(b)
Oversea-Chinese Banking Corp. Ltd.	0.200%	7/16/13	50,000,000	49,988,055	(b)
Oversea-Chinese Banking Corp. Ltd.	0.250%	10/16/13	100,000,000	99,906,250	(b)
Oversea-Chinese Banking Corp. Ltd.	0.250%	10/29/13	150,000,000	149,845,834	(b)
Oversea-Chinese Banking Corp. Ltd.	0.240%	11/4/13	175,000,000	174,820,333	(b)
Reckitt Benckiser Treasury	0.270%	6/6/13	100,000,000	99,997,750	(b)(c)
Reckitt Benckiser Treasury	0.705%	9/4/13	85,000,000	84,846,292	(b)(c)
Reckitt Benckiser Treasury	0.705%	9/6/13	50,000,000	49,907,639	(b)(c)
Reckitt Benckiser Treasury	0.705%	9/9/13	22,750,000	22,706,649	(b)(c)
Reckitt Benckiser Treasury	0.705%	9/12/13	25,000,000	24,950,903	(b)(c)
Reckitt Benckiser Treasury	0.715%	9/19/13	49,000,000	48,895,630	(b)(c)
Reckitt Benckiser Treasury	0.685%	10/1/13	50,000,000	49,886,667	(b)(c)
Reckitt Benckiser Treasury	0.402%	4/17/14	73,500,000	73,240,300	(b)(c)
Reckitt Benckiser Treasury	0.381%	5/14/14	35,070,000	34,942,287	(b)(c)
Reckitt Benckiser Treasury	0.381%	5/16/14	35,000,000	34,871,803	(b)(c)
Reckitt Benckiser Treasury	0.381%	5/21/14	46,250,000	46,078,156	(b)(c)
Skandinaviska Enskilda Banken AB	0.300%	6/4/13	45,700,000	45,699,619	(b)(c)
Skandinaviska Enskilda Banken AB	0.341%	6/24/13	300,000,000	299,940,500	(b)(c)
Skandinaviska Enskilda Banken AB	0.300%	9/20/13	300,000,000	299,727,500	(b)(c)
Skandinaviska Enskilda Banken AG	0.351%	6/11/13	347,000,000	346,973,011	(b)(c)
Skandinaviska Enskilda Banken AG	0.351%	6/12/13	500,000,000	499,956,250	(b)(c)
Skandinaviska Enskilda Banken AG	0.331%	7/16/13	150,000,000	149,940,875	(b)(c)
Societe Generale N.A.	0.290 - 0.325%	7/31/13	240,000,000	239,876,589	(b)
Societe Generale N.A.	0.300 - 0.325%	9/3/13	650,000,000	649,469,721	(b)
Svenska Handelsbanken Inc.	0.260%	8/21/13	197,000,000	196,887,601	(b)(c)
Svenska Handelsbanken Inc.	0.255%	9/6/13	465,000,000	464,687,095	(b)(c)
Swedbank AB	0.351%	6/10/13	50,000,000	49,996,597	(b)
Swedbank AB	0.336%	6/28/13	100,000,000	99,976,736	(b)
Swedbank AB	0.326%	7/24/13	155,000,000	154,928,635	(b)
Swedbank AB	0.341%	8/2/13	40,000,000	39,977,333	(b)
Swedbank AB	0.270%	8/6/13	85,000,000	84,959,200	(b)
Swedbank AB	0.205%	8/7/13	54,800,000	54,779,716	(b)
Swedbank AB	0.300%	11/13/13	50,000,000	49,932,083	(b)
Swedbank AB	0.300%	11/14/13	200,000,000	199,726,667	(b)
Swedbank AB	0.300%	11/15/13	145,000,000	144,800,625	(b)
Swedbank AB	0.300%	11/18/13	50,000,000	49,930,000	(b)
Swedbank AB	0.270%	11/21/13	150,000,000	149,807,625	(b)
Swedbank AB	0.270%	11/22/13	100,000,000	99,871,000	(b)
Swedbank AB	0.290%	11/26/13	147,000,000	146,791,586	(b)
Swedbank AB	0.290%	11/27/13	193,050,000	192,774,743	(b)
Swedish Export Credit	0.255%	6/6/13	300,000,000	299,993,625	(b)
Swedish Export Credit	0.255%	6/7/13	175,000,000	174,995,042	(b)
Swedish Export Credit	0.245%	7/8/13	197,000,000	196,953,076	(b)
Swedish Export Credit	0.140%	8/12/13	200,000,000	199,945,556	(b)
Swedish Export Credit	0.195%	8/19/13	150,000,000	149,937,437	(b)
Total Capital SA	0.050%	6/5/13	250,000,000	249,999,306	(b)(c)
Toyota Motor Credit Corp.	0.240%	7/8/13	41,305,000	41,295,362	(b)
Toyota Motor Credit Corp.	0.250%	7/22/13	100,000,000	99,965,972	(b)
Toyota Motor Credit Corp.	0.260%	9/12/13	242,000,000	241,823,475	(b)
Westpac Banking Corp.	0.316%	10/30/13	300,000,000	300,000,000	(a)(c)
Westpac Banking Corp.	0.337%	12/3/13	495,000,000	495,000,000	(a)(c)
Westpac Banking Corp.	0.334%	12/5/13	205,000,000	205,000,000	(a)(c)

Total Commercial Paper				26,279,825,515

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Corporate Bonds & Notes - 2.3%
ANZ New Zealand International Ltd.	1.280%	12/20/13	$210,000,000	$211,076,156	(a)(c)
ING Bank NV, Notes	0.985%	8/14/13	90,000,000	90,115,928	(a)(c)
JPMorgan Chase Bank N.A.	0.361%	5/7/14	300,000,000	300,000,000	(a)
MetLife Institutional Funding II	0.380%	9/12/13	500,000,000	500,000,000	(a)(c)
National Australia Bank Ltd.	0.975%	11/8/13	75,000,000	75,225,624	(a)(c)
Wells Fargo Bank N.A.	0.354%	4/22/14	275,000,000	275,000,000	(a)

Total Corporate Bonds & Notes				1,451,417,708

Medium-Term Notes - 1.0%
Royal Bank of Canada	0.510%	12/20/13	125,000,000	125,143,979	(a)
Toyota Motor Credit Corp.	0.380%	6/13/13	200,000,000	200,000,000	(a)
UBS AG Stamford CT	1.027%	10/14/13	30,000,000	30,077,063	(a)
Wells Fargo Bank N.A.	0.330%	5/20/14	250,000,000	250,000,000	(a)

Total Medium-Term Notes				605,221,042

Supranationals/Sovereigns - 0.7%
International Bank for Reconstruction & Development	0.210%	4/11/14	123,000,000	122,994,767
International Bank for Reconstruction & Development	0.200%	4/29/14	136,000,000	135,996,926
International Bank for Reconstruction & Development	0.200%	5/27/14	180,000,000	179,965,995

Total Supranationals/Sovereigns				438,957,688

Time Deposits -19.9%
Australia New Zealand Grand Cayman	0.110%	6/3/13	669,973,000	669,973,000
Bank of Nova Scotia	0.060%	6/3/13	985,000,000	985,000,000
Bank of Tokyo Mitsubishi	0.100%	6/3/13	975,000,000	975,000,000
Barclays Bank PLC Grand Cayman	0.070%	6/3/13	271,507,000	271,507,000
Branch Banking & Trust Co.	0.050%	6/3/13	100,000,000	100,000,000
CBIC Grand Cayman	0.050%	6/3/13	880,000,000	880,000,000
Credit Agricole	0.110%	6/3/13	1,525,000,000	1,525,000,000
CSFB Grand Cayman	0.080%	6/3/13	420,000,000	420,000,000
DnB NOR Bank ASA	0.080%	6/3/13	1,095,492,000	1,095,492,000
Natixis Grand Cayman	0.130%	6/3/13	625,000,000	625,000,000
Nordea Finland Grand Cayman	0.080%	6/3/13	1,150,000,000	1,150,000,000
Skandinaviska Enskilda Cayman	0.090%	6/3/13	755,000,000	755,000,000
Standard Chartered Bank NY	0.090%	6/3/13	655,000,000	655,000,000
Svenska Handelsbanken Grand Cayman	0.080%	6/3/13	1,280,000,000	1,280,000,000
Swedbank Grand Cayman	0.090%	6/3/13	955,000,000	955,000,000

Total Time Deposits				12,341,972,000

U.S. Treasury Bills - 0.6%
U.S. Treasury Bills	0.134%	5/29/14	350,000,000	349,531,875	(b)

U.S. Treasury Notes - 0.2%
U.S. Treasury Notes	2.250%	5/31/14	103,000,000	105,149,678

Repurchase Agreements - 1.3%
Barclays Capital Inc., repurchase agreement dated 5/31/13; Proceeds at maturity-$100,000,417; (Fully collateralized by U.S. government obligations, 2.000% due 1/15/14; Market value - $102,000,002)	0.050%	6/3/13	100,000,000	100,000,000

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Repurchase Agreements - continued
Interest in $1,200,000,000 joint tri-party repurchase agreement dated 5/31/13 with RBS Securities Inc.; Proceeds at maturity - $550,002,750; (Fully collateralized by various U.S. government agency obligations, 0.000% to 4.375% due 6/7/13 to 2/15/43; Market value - $561,000,168)	0.060%	6/3/13	$550,000,000	$550,000,000
Interest in $250,000,000 joint tri-party repurchase agreement dated 5/31/13 with RBS Securities Inc.; Proceeds at maturity - $150,000,875; (Fully collateralized by various U.S. government obligations, 0.750% to 1.125% due 10/31/17 to 5/31/19; Market value - $153,002,135)	0.070%	6/3/13	150,000,000	150,000,000

Total Repurchase Agreements				800,000,000

TOTAL INVESTMENTS - 100.0% (Cost - $62,033,314,241#)				62,033,314,241
Other Assets in Excess of Liabilities - 0.0%				11,569,227

TOTAL NET ASSETS - 100.0%				$62,044,883,468

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2013, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$62,033,314,241	—	$62,033,314,241

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s

Notes to Schedule of Investments (unaudited) (continued)

behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2013, the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: July 25, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: July 25, 2013